Redeemable Noncontrolling Interest (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Redeemable Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 3,656	$ 3,656
Net loss attributable to the redeemable noncontrolling interest	$ 313	$ 143	$ 617